Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expenses Results of Operations

There were no income tax expenses reflected in the results of operations for the years ended December 31, 2024 and 2023.

	Year Ended December 31,
	2024	2023
Net loss per book	$(1,389,990)	$(777,694)
Federal statutory income tax rate (21%)	(291,899)	(163,315)
State income tax, net of federal benefit	(62,455)	(32,268)
State rate change	—	34,245
Permanent item	16,888	1,083
Prior period adjustment	(3,228)	3,549
Change in valuation allowance	340,694	156,706
Income tax	$—	$—

Schedule of Deferred Tax Assets (Liabilities)

The tax effects of temporary differences which give rise to deferred tax assets (liabilities) are summarized as follows:

	Year Ended December 31,
	2024	2023
Net operating loss carry forwards	$741,321	$537,878
Stock-based compensation	151,750	172,436
Accrued compensation	182,509	—
Capitalized research and development	66,117	90,501
Intangible assets	(824)	(638)
Total deferred tax assets	1,140,873	800,177
Valuation allowance	(1,140,873)	(800,177)
Net deferred tax assets	$—	$—